EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 16:EARNINGS PER SHARE

The table below presents the computation of basic and diluted net earnings per common share:

	Year ended December 31,
	2020	2019	2018
Numerator:
Net income attributable to ordinary shares - basic	$10,225	$12,893	$8,121

Net income - diluted	$10,225	$12,893	$8,121

Denominator:
Number of ordinary shares outstanding during the year	26,687,145	25,965,357	25,850,067
Weighted average effect of dilutive securities:

Employee options and restricted share units	2,110,602	392,228	5,158

Diluted number of ordinary shares outstanding	28,797,747	26,357,585	25,855,225

Basic net earnings per ordinary share	$0.38	$0.50	$0.31

Diluted net earnings per ordinary share	$0.36	$0.49	$0.31

Ordinary shares equivalents excluded because their effect would have been anti-dilutive	3,178,024	4,087,559	4,725,618